Risk Management - Summary of Sensitivity Analysis for Electricity Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) of profit before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 930,046	₩ 888,898
1% Decrease		(930,046)	(888,898)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	930,046	888,898
1% Decrease	[1]	₩ (930,046)	₩ (888,898)

[1]	The effect on the equity excluding the impact of income taxes.